Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 6,224	$ 693	$ 1,028
Trade receivables	411	581	891
Other current assets	242	64	66
Total current assets	6,877	1,338	1,985
Non-current assets:
Deferred offering costs		313	215
Property and equipment, net	16	15	21
Intangible assets, net	57	67	87
Goodwill	4,379	4,379	4,379
Total non-current assets	4,452	4,774	4,702
Total assets	11,329	6,112	6,687
Current liabilities:
Current maturities of loans, net	330	330	508
Account payables	18	33	27
Deferred revenues	19	31	33
Liability to controlling shareholder, net	278	126
Other current liabilities	341	425	500
Total current liabilities	986	945	1,413
Non-current liabilities:
Loans, net of current maturities	276	387
Liability to controlling shareholder, net	50	262
Derivative warrant liability	50	138	50
Convertible advanced investments		4,840	4,770
Total non-current liabilities	376	5,627	4,820
Commitments and contingent liabilities
Shareholders’ equity (deficit):
Ordinary Shares Value	177	51	51
Preferred Shares Value		78	78
Additional paid-in capital	41,690	30,375	30,041
Accumulated deficit	(31,900)	(30,969)	(29,721)
Total shareholders’ equity (deficit)	9,967	(460)	454
Total liabilities and shareholders’ equity (deficit)	11,329	6,112	6,687
Convertible Ordinary 1 and 2 Shares
Shareholders’ equity (deficit):
Ordinary Shares Value		5	5
Related Party
Current liabilities:
Liability from related party, net		126	$ 345
Non-current liabilities:
Liability from related party, net		$ 262